Assumptions Used in Determining Benefit Obligation (Detail)	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.70%	4.60%
Rate of compensation increase	4.00%	3.40%